Consolidated Statements Of Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
UTILITY OPERATING REVENUES	$ 355,314	$ 361,339	$ 1,014,048	$ 1,012,373	$ 1,347,430	$ 1,250,399	$ 1,321,674
UTILITY OPERATING EXPENSES:
Fuel	77,061	80,451	210,521	200,115	276,171	315,600	411,217
Other operating expenses	62,776	59,548	188,288	178,991	245,130	224,282	218,932
Power purchased	44,470	39,464	141,058	132,333	170,466	145,064	116,648
Maintenance	29,706	25,918	96,032	92,919	130,385	131,574	113,248
Depreciation and amortization	52,711	54,876	156,099	166,027	218,444	188,267	185,263
Taxes other than income taxes	11,804	11,779	33,640	34,317	45,262	43,617	45,218
Income taxes - net	23,049	29,457	53,189	63,290	73,161	57,284	70,235
Total utility operating expenses	301,577	301,493	878,827	867,992	1,159,019	1,105,688	1,160,761
UTILITY OPERATING INCOME	53,737	59,846	135,221	144,381	188,411	144,711	160,913
OTHER INCOME AND (DEDUCTIONS):
Allowance for equity funds used during construction	6,628	7,077	19,576	20,454	27,140	15,302	7,381
Gain (Loss) on Early Extinguishment of Debt	(8,875)	0	(8,875)	0	0	(21,956)	0
Loss on early extinguishment of debt					0	(21,956)	0
Miscellaneous income and (deductions) - net	(185)	(299)	(728)	(1,433)	(2,311)	(2,994)	(2,236)
Income tax benefit applicable to nonoperating income	8,308	4,485	15,492	10,748	11,952	25,718	22,191
Total other income and (deductions) - net	5,876	11,263	25,465	29,769	36,781	16,070	27,336
INTEREST AND OTHER CHARGES:
Interest on long-term debt	30,575	29,018	89,077	82,571	111,611	106,936	108,104
Other interest	466	367	1,263	1,730	2,240	2,063	1,865
Allowance for borrowed funds used during construction	(5,702)	(6,549)	(16,763)	(18,007)	(23,866)	(12,809)	(4,963)
Amortization of redemption premiums and expense on debt	1,081	1,017	3,241	3,123	4,147	5,067	5,275
Total interest and other charges - net	26,420	23,853	76,818	69,417	94,132	101,257	110,281
NET INCOME	33,193	47,256	83,868	104,733	131,060	59,524	77,968
LESS: PREFERRED DIVIDENDS OF SUBSIDIARY	803	803	2,410	2,410	3,213	3,213	3,213
NET INCOME APPLICABLE TO COMMON STOCK	32,390	46,453	81,458	102,323	127,847	56,311	74,755
Indianapolis Power And Light Company [Member]
UTILITY OPERATING REVENUES	355,314	361,339	1,014,048	1,012,373	1,347,430	1,250,399	1,321,674
UTILITY OPERATING EXPENSES:
Fuel	77,061	80,451	210,521	200,115	276,171	315,600	411,217
Other operating expenses	62,776	59,548	188,288	178,991	245,130	224,282	218,932
Power purchased	44,470	39,464	141,058	132,333	170,466	145,064	116,648
Maintenance	29,706	25,918	96,032	92,919	130,385	131,574	113,248
Depreciation and amortization	52,711	54,876	156,099	166,027	218,444	188,267	185,263
Taxes other than income taxes	11,804	11,779	33,640	34,317	45,262	43,617	45,218
Income taxes - net	23,049	29,457	53,189	63,290	73,161	57,284	70,235
Total utility operating expenses	301,577	301,493	878,827	867,992	1,159,019	1,105,688	1,160,761
UTILITY OPERATING INCOME	53,737	59,846	135,221	144,381	188,411	144,711	160,913
OTHER INCOME AND (DEDUCTIONS):
Allowance for equity funds used during construction	6,628	7,077	19,576	20,454	27,140	15,302	7,381
Miscellaneous income and (deductions) - net	(328)	(264)	(988)	(648)	(1,354)	(2,019)	(1,203)
Income tax benefit applicable to nonoperating income	109	107	363	291	460	1,066	953
Total other income and (deductions) - net	6,409	6,920	18,951	20,097	26,246	14,349	7,131
INTEREST AND OTHER CHARGES:
Interest on long-term debt	21,015	20,526	62,530	57,092	77,638	65,277	59,104
Other interest	466	367	1,263	1,730	2,240	2,063	1,865
Allowance for borrowed funds used during construction	(5,702)	(6,549)	(16,763)	(18,007)	(23,866)	(12,809)	(4,963)
Amortization of redemption premiums and expense on debt	551	517	1,674	1,670	2,200	2,608	2,510
Total interest and other charges - net	16,330	14,861	48,704	42,485	58,212	57,139	58,516
NET INCOME	43,816	51,905	105,468	121,993	156,445	101,921	109,528
LESS: PREFERRED DIVIDENDS OF SUBSIDIARY	803	803	2,410	2,410	3,213	3,213	3,213
NET INCOME APPLICABLE TO COMMON STOCK	$ 43,013	$ 51,102	$ 103,058	$ 119,583	$ 153,232	$ 98,708	$ 106,315